Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	Dec. 31, 2021 USD ($)
Manufacturing equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment percentage	$ 7
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment percentage
Minimum [Member] | Computers and software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment percentage	12.5
Minimum [Member] | Office furniture and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment percentage	7
Maximum [Member] | Computers and software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment percentage	33
Maximum [Member] | Office furniture and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment percentage	$ 15